LINES OF CREDIT AND FHLB ADVANCES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Fund	Dec. 31, 2017 USD ($)
Lines of Credit and FHLB Advances [Abstract]
Reverse repurchase agreement	$ 10,000
Scheduled maturities of advances from FHLB [Abstract]
Total	$ 16,100	$ 23,600
Federal Home Loan Bank Advances One [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Jan. 29, 2018
Interest rate	1.41%
Due in year one	$ 0	3,500
Federal Home Loan Bank Advances Two [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Feb. 05, 2018
Interest rate	1.27%
Due in year one	$ 0
Due in year two		4,000
Federal Home Loan Bank Advances Three [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Mar. 29, 2018
Interest rate	1.88%
Due in year one	$ 0
Due in year two		2,000
Federal Home Loan Bank Advances Four [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Feb. 22, 2019
Interest rate	1.17%
Due in year one	$ 10,000
Due in year two		10,000
Federal Home Loan Bank Advances Five [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Apr. 03, 2019
Interest rate	2.34%
Due in year two	$ 2,000
Due in year three		0
Federal Home Loan Bank Advances Six [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Apr. 23, 2019
Interest rate	1.75%
Due in year two	$ 2,100
Due in year three		2,100
Federal Home Loan Bank Advances Seven [Member]
Scheduled maturities of advances from FHLB [Abstract]
Maturity date	Aug. 23, 2028
Interest rate	2.02%
Due after year five	$ 2,000	2,000
Unsecured Federal Funds Lines of Credit [Member]
Lines of Credit and FHLB Advances [Abstract]
Number of lines of credit available | Fund	3
Maximum borrowing capacity	$ 15,500
Borrowings outstanding	$ 0	0
Federal Home Loan Bank of Atlanta [Member]
Lines of Credit and FHLB Advances [Abstract]
Collateral pledged, percentage of assets	25.00%
Outstanding advances and letters of credit	$ 16,100	23,600
Collateral pledged	129,219
Total credit line	84,096
Federal Home Loan Bank of Atlanta [Member] | Letter of Credit [Member]
Lines of Credit and FHLB Advances [Abstract]
Maximum borrowing capacity	11,000
Outstanding advances and letters of credit	$ 11,000	$ 5,000
Maturity date	Dec. 19, 2019